Reverse Recapitalization - Schedule of Common Stock Issued (Details) - Business Combination [Member]	12 Months Ended
Dec. 31, 2025 shares
Schedule of Common Stock Issued [Line Items]
Plum Class A common stock, outstanding prior to the Business Combination	3,255,593
Less: Redemption of Plum Class A common stock	(2,652,516)
Acquisition shares	22,133,644
Issuance of new financing shares	2,000,000
Common Stock issued for services	857,052
Plum Class A common stock, outstanding prior the Business Combination	6,102,562
Business Combination shares	6,705,639
Class A Common Stock [Member]
Schedule of Common Stock Issued [Line Items]
Acquisition shares	603,077
Common Stock [Member]
Schedule of Common Stock Issued [Line Items]
Business Combination shares	35,661,757
Common Stock [Member] | Sponsor Notes [Member]
Schedule of Common Stock Issued [Line Items]
Conversion of Common Stock	817,453
Common Stock [Member] | Convertible Debt [Member]
Schedule of Common Stock Issued [Line Items]
Conversion of Common Stock	3,147,970